Stock Plans, Share-Based Payments and Warrants - Summary of Terms of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 10, 2014	Jan. 07, 2014
Class of Warrant or Right [Line Items]
Exercise price per share	$ 0.57	$ 0.33	$ 0.60	$ 0.30
Total Common Shares Issuable	2,482,563	16,752,915
Equity-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Total Common Shares Issuable	2,482,563	5,010,815
Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Total Common Shares Issuable		11,742,100
Liability-Classified Warrants [Member] | 2007 Warrants - Lambda [Member]
Class of Warrant or Right [Line Items]
Date Issued	Nov. 14, 2007
Expiry Date	Mar. 21, 2019
Exercise price per share	$ 0.30
Total Common Shares Issuable		11,742,100
Equity-Classified Warrants [Member] | Shareholder Rights Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 10, 2011
Expiry Date	Mar. 10, 2016
Exercise price per share	$ 0.40
Total Common Shares Issuable	1,565,414	2,228,238
Equity-Classified Warrants [Member] | March 2011 Lambda Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 10, 2011
Expiry Date	Mar. 21, 2019
Exercise price per share	$ 0.40
Total Common Shares Issuable		2,782,577
Equity-Classified Warrants [Member] | May 2015 - Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 18, 2015
Expiry Date	Mar. 18, 2020
Exercise price per share	$ 0.85
Total Common Shares Issuable	917,149
Equity-Classified Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Total Common Shares Issuable